Transactions with Related Parties	6 Months Ended
Jun. 30, 2020
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

During the six month periods ended June 30, 2019 and 2020, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss):

	Six months ended June 30,	Six months ended June 30,
	2019	2020
Management fees-related party
Management fees (a)	$57,920	$273,000

Included in Voyage expenses
Charter hire commissions (b)	$23,901	$—

Included in Interest and finance costs
Interest expenses (c)	$—	$151,667

As of December 31, 2019 and June 30, 2020, balances with related parties consisted of the following:

	December 31, 2019	June 30, 2020
Assets:
Working capital advances granted to the Manager (a)	$759,386	$470,848

Liabilities:
Related party debt (c)	$5,000,000	$5,000,000

(a)	Pavimar:

The Company’s ship-owning subsidiaries have each entered into separate vessel management agreements with Pavimar, a company controlled by Ismini Panagiotidis, the sister of Petros Panagiotidis (see Note 1). Pursuant to the terms of the management agreements, Pavimar provides the Company with a wide range of shipping services, including crew management, technical management, operational employment management, insurance arrangements, provisioning, bunkering, accounting, general administration and audit support services, in exchange for a fixed daily fee, for a period beginning upon a vessel’s delivery and until the termination of the agreement. Since November 13, 2017 and up to December 31, 2019, the daily fixed management fee of the sole vessel in the Company’s fleet at that time, the Magic P, was set at $320 from a previous $250. The daily management fee on the Magic Sun and Magic Moon was set at $500 from their delivery date onwards. On January 1, 2020, the Magic P daily management fee was aligned via an amendment to its management agreement with that of the remaining fleet, and, as a result, during the six month period ended June 30, 2020, all the Company’s vessels were charged with a daily management fee of $500 per day per vessel.

During the six months ended June 30, 2019 and 2020, the Company incurred management fees under the vessel management agreements amounting to $57,920 and $273,000, respectively, which are separately reflected in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss).

In addition, each month the Manager makes payments for operating expenses with funds provided in advance by the Company. As of December 31, 2019 and June 30, 2020, amounts of $759,386 and $470,848, respectively, were due from the Manager in relation to these working capital advances granted to it.

(b)	Alexandria Enterprises S.A:

During the six month period ended June 30, 2019, the Company used on a non-recurring basis the commercial services of Alexandria Enterprises S.A., (“Alexandria”) an entity controlled by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer. In exchange for these services, Alexandria charged the Company a commission rate equal to 1.25% of the gross charter hire, freight and the ballast bonus earned under a charter agreement.

Commissions charged by Alexandria during the six month period ended June 30, 2019 amounted to $23,901 and are included in Voyage expenses in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss). The Company has stopped using the commercial services of Alexandria since January 1, 2020, and, accordingly, no relevant charges exist for the six month period ended June 30, 2020. As of December 31, 2019 and June 30, 2020, no amounts were due to Alexandria.

(c)	Thalassa:

Details of the Company’s loan agreement with Thalassa are discussed in (Note 3) of the consolidated financial statements for the year ended December 31, 2019, included in the Company’s Annual Report.

During the six months ended June 30, 2020, the Company incurred interest costs in connection with the $5.0 million unsecured tern loan with Thalassa (the “$5.0 Million Term Loan Facility”) amounting to $151,667, which are in included in Interest and finance costs in the accompanying unaudited interim consolidated statements of comprehensive income/(loss).

As of June 30, 2020, no amounts were prepaid under the $5.0 Million Term Loan Facility.